SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Working Capital Deficit	$ 249,224
Net income(loss)	(56,582)	$ 13,454	$ 13,346
Net change in cash, cash equivalents, and restricted cash	94,568	59,602	65,529	$ 40,445
Net cash provided by / (used in) operating activities	35,826	$ (1,771)	$ 29,314
Current liabilities	$ 38,134